Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 2,249		¥ 2,249
Others	136		179
Other non-current assets	¥ 2,385	$ 341	¥ 2,428